Note 21 - Dividends and Distributions	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of dividends [text block]
21.	DIVIDENDS AND DISTRIBUTIONS

The company has
not
paid any dividends for common shares for the
three
months ended
December 31, 2019.
For the
three
months ended
December 31, 2018
a dividend of
$0.125
per common share was declared by Just Energy amounting to
$18,662
and were approved by the Board of Directors and were paid out during the period. In the second
quarter of fiscal
2020,
the Company made the decision to suspend its dividend on common shares. For the nine
months ended
December 31, 2019,
dividends of
$0.125
(
December 31, 2018 -
$0.375
) per common share were declared and paid by Just Energy. These dividends amounted to
$18,714
(
December 31, 2018 -
$55,868
), which were approved by the Board of Directors and paid out during the period.

The Company has
not
made any distributions per common share grant for the
three
months ended
December 31, 2019.
For the
three
months ended
December 31, 2018,
$0.125
per common share grant was declared by Just Energy. This distribution amounted to
$295
which was approved by the Board of Directors and distributed during the period. In the second
quarter of fiscal
2020,
the Company made the decision to suspend its dividend on common shares, which impacted the dividend on common shares for share grants. For the nine
months ended
December 31, 2019,
distributions of
$0.125
(
December 31, 2018 -
$0.375
) per common share for share grants were declared by Just Energy. These distributions amounted to
$23
(
December 31, 2018 -
$1,263
), which were paid in accordance with the terms of the Canadian and U.S. plans during the period.

The Company has
not
paid out any dividends on preferred shares for the
three
months ended
December 31, 2019.
For the
three
months ended
December 31, 2018
a dividend of
US$0.53125
per preferred share was declared by Just Energy. This dividend amounted to
$2,477
and was approved by the Board of Directors and paid out during the period. For the nine
months ended
December 31, 2019,
dividends of
US$1.0625
(
December 31, 2018 -
US$1.0625
) per preferred share were declared and paid by Just Energy. This amounted to
$6,622
(
December 31, 2018 -
$8,895
), which was approved by the Board of Directors and paid out during the period.

In connection with amendments to the credit facility and
8.75%
loan agreement announced on
December 2, 2019,
the agreements governing both facilities have been changed to restrict the declaration and payment of dividends until the Company’s senior debt to EBITDA ratio is no
more than
1.50:1
for
two
consecutive fiscal quarters. Accordingly, as at
December 2, 2019,
the Company suspended the declaration and payment of dividends on the Series A Preferred Shares until the Company is permitted to declare and pay dividends under the agreements governing its facilities. However, dividends on the Series A Preferred Shares continue to accrue in accordance with Series A Preferred Share terms during the period in which dividends are suspended. Any dividend payment following the suspended period will be credited against the earliest accumulated but unpaid dividend.